Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (11,286)	$ (10,824)	$ (623)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	7,742	5,976	2,512
Loss on disposal of assets	74
Deferred income taxes	(138)	(431)	(315)
Accretion of interest on notes payable		130
Non-cash interest expense on line of credit and term loan	67	11
Provision for doubtful accounts	387	366	206
Stock-based compensation	3,056	1,488	376
Increase (decrease) in operating assets and liabilities:
Accounts receivable	(2,295)	(4,813)	(1,008)
Prepaid expenses	(348)	(656)	(304)
Other assets	(1,096)	(408)	(217)
Accounts payable	(423)	866	414
Accrued payroll and employee related liabilities	1,312	1,181	1,407
Accrued expenses	539	(171)	152
Deferred revenue	11,982	11,623	4,973
Other liabilities	(70)	113	143
Net cash provided by operating activities	9,503	4,451	7,716
Cash flows from investing activities:
Capital expenditures	(970)	(2,502)	(2,155)
Payments for acquisition of business, net of acquired cash	(2,306)		(304)
Additions to capitalized software development costs	(5,494)	(4,902)	(1,677)
Purchase of intangibles	(250)
Net cash used in investing activities	(9,020)	(7,404)	(4,136)
Cash flows from financing activities:
Proceeds from line of credit	9,500	12,000	6,400
Payments on line of credit	(19,500)	(5,000)	(6,766)
Payments of issuance costs relating to line of credit and term loan	(19)	(59)
Principal payments on capital leases	(58)	(101)	(85)
Proceeds from initial public offering, net of underwriters discounts and commissions	69,750
Payments of initial public offering costs	(1,960)	(1,391)
Payments on notes payable	(2,018)	(1,779)	(1,894)
(Payments) proceeds from term loan	(5,000)	5,000
Proceeds from warrant exercises	25
Proceeds from option exercises	750	49	225
Repurchase of common stock		(1,500)
Net cash provided by (used in) financing activities	51,470	7,219	(2,120)
Effect of exchange rates on cash and cash equivalents	234	(100)	(88)
Net increase in cash and cash equivalents	52,187	4,166	1,372
Cash and cash equivalents—beginning of year	8,578	4,412	3,040
Cash and cash equivalents—end of year	60,765	8,578	4,412
Supplemental disclosures of cash flow information:
Interest	495	369	217
Taxes, net of (refunds)	(117)	124	93
Supplemental disclosure of non-cash activities
Issuance of common stock in connection with acquisition			6,851
Issuance of notes payable in connection with acquisition			5,815
Capitalized assets included in accounts payable and accrued expenses	104	63	$ 190
Deferred offering costs in accounts payable and accrued expenses	298	1,175
Stock-based compensation capitalized for software development	$ 45	$ 34